Pay vs Performance Disclosure - USD ($)	12 Months Ended			24 Months Ended	36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table and Discussion

The following table reports the compensation of our Principal Executive Officers (the “PEOs”) and the average compensation of the other Named Executive Officers (the “Other NEOs”) as reported in the Summary Compensation Table for the fiscal years shown below, as well as their “compensation actually paid” as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules.

	Summary Compensation Table Total for PEO(1)			Compensation Actually Paid to PEO(3)(4)			Average Summary Compensation Table Total for Other NEOs(2)	Average Summary Compensation Table Total for Other NEOs(3)(4)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return(5)	Net Income (in thousands)
Year	Alexus	Forssell	Nihlén	Alexus	Forssell	Nihlén
2025	$213,037	$117,220	$246,721	$213,037	$117,220	$246,721	$-	$-	$31.64	$8,493
2024	$-	$281,055	$248,029	$-	$281,055	$248,029	$-	$-	$149.64	$(6,466)
2023	$-	$283,920	$-	$-	$264,565	$-	$182,324	$131,164	$41.64	$(10,123)

(1)

The amounts reflect the Summary Compensation Table total compensation for Urban Forssell, our PEO for each of the years listed, for Fredrik Nihlén, our PEO for 2024 and 2025, and Pierre Daniel Alexus for 2025.

(2)	For 2023, the amount reflects the Summary Compensation Table compensation total for Fredrik Nihlén, our Chief Financial Officer for 2023.

(3)

The amounts shown for Compensation Actually Paid to our PEOs and Average Compensation Actually Paid to the Other NEOs have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by such persons. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year, adjusted as described in footnote 4 below.

(4)

Compensation Actually Paid reflects the exclusions and inclusions from the Summary Compensation Table total for our PEOs and Other NEOs as set forth below. Amounts excluded, which are set forth in the Exclusion of Stock Awards columns in each of the PEOs Compensation Actually Paid and the Other NEOs Compensation Actually Paid tables below in this footnote (4), are the aggregate of the amounts shown in the “Stock Awards” columns from the Summary Compensation Table. Amounts included, which are set forth in the Inclusion of Equity Award Adjustments column in each of such tables below in this footnote (4), are the aggregate of the following components:

(i)	Add the fair value as of the end of the year of all unvested stock awards granted in such year;

(ii)

Add the change in fair value (if positive, or subtract if negative) as of the end of the covered year (from the end of the prior year) of stock awards granted in any prior year that remained outstanding and unvested at the end of the current year; and

(iii)

Add the change in fair value (if positive, or subtract if negative) as of the vesting date (from the end of the prior year) of stock awards granted in any prior year that vested during the covered year.

Equity values are calculated in accordance with FASB ASC Topic 718. The following types of equity award adjustments were not applicable to Company equity awards, as such events did not occur: (i) adjustments for awards that are granted and vest in the same covered year, (ii) adjustments for awards granted in prior years that were forfeited or failed to meet the applicable vesting conditions during the covered year, and (iii) adjustments for the dollar value of any dividends or other earnings paid on equity awards in the covered year prior to the vesting date that are not otherwise included in the total compensation for the covered year.

(5)

This column shows Total Shareholder Return (“TSR”) on a cumulative basis for each year of the period from 2023 through 2025. Dollar values assume $100 was invested for the cumulative period from December 31, 2022 through December 31, 2025 in the Company. Historical performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount			$ 283,920
PEO Actually Paid Compensation Amount			264,565
Adjustment To PEO Compensation, Footnote
	2025
	PEOs			Average Other NEOs
Actually Paid Adjustments	Alexus	Forssell	Nihlén
Summary Compensation Table Total	$213,037	$117,220	$246,721	$-
Compensation Actually Paid	$213,037	$117,220	$246,721	$-

	2024
	PEOs		Average Other NEOs
Actually Paid Adjustments	Forssell	Nihlén
Summary Compensation Table Total	$281,055	$248,029	$-
Compensation Actually Paid	$281,055	$248,029	$-

	2023
Actually Paid Adjustments	PEO	Average Other NEOs
Summary Compensation Table Total	$283,920	$182,324
Change in Value* of Prior Years’ Awards Unvested in Applicable Year (at Year-End)	$(19,355)	$(51,160)
Compensation Actually Paid	$264,565	$131,164

*	The change in value for each award is measured from the value at the end of the prior year.

Non-PEO NEO Average Total Compensation Amount	$ 0	$ 0	182,324
Non-PEO NEO Average Compensation Actually Paid Amount	$ 0	0	131,164
Adjustment to Non-PEO NEO Compensation Footnote
	2025
	PEOs			Average Other NEOs
Actually Paid Adjustments	Alexus	Forssell	Nihlén
Summary Compensation Table Total	$213,037	$117,220	$246,721	$-
Compensation Actually Paid	$213,037	$117,220	$246,721	$-

	2024
	PEOs		Average Other NEOs
Actually Paid Adjustments	Forssell	Nihlén
Summary Compensation Table Total	$281,055	$248,029	$-
Compensation Actually Paid	$281,055	$248,029	$-

	2023
Actually Paid Adjustments	PEO	Average Other NEOs
Summary Compensation Table Total	$283,920	$182,324
Change in Value* of Prior Years’ Awards Unvested in Applicable Year (at Year-End)	$(19,355)	$(51,160)
Compensation Actually Paid	$264,565	$131,164

*	The change in value for each award is measured from the value at the end of the prior year.

Compensation Actually Paid vs. Total Shareholder Return

Pay for Performance Relationship

In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.

Compensation Actually Paid and Company TSR

The graph below shows the relationship between (1) compensation actually paid to our PEOs and the average of the compensation actually paid to our other NEOs and (2) our cumulative TSR, over the fiscal years ended December 31, 2023 to 2025.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

The graph below shows the relationship between compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs and net loss attributable to the Company over the fiscal years ended December 31, 2023 to 2025, as reported in the Company consolidated financial statements.

Total Shareholder Return Amount	$ 31.64	149.64	41.64
Net Income (Loss)	$ 8,493,000	(6,466,000)	(10,123,000)
PEO Name	Pierre Daniel Alexus			Fredrik Nihlén	Urban Forssell
Pierre Daniel Alexus [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 213,037	0	0
PEO Actually Paid Compensation Amount	213,037	0	0
Urban Forssell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	117,220	281,055	283,920
PEO Actually Paid Compensation Amount	117,220	281,055	264,565
Fredrik Nihlén [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	246,721	248,029	0
PEO Actually Paid Compensation Amount	$ 246,721	$ 248,029	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(19,355)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (51,160)